CONTINGENCIES AND OTHER MATTERS	12 Months Ended
Dec. 31, 2024
Disclosure Of Contingencies And Other Matters [Abstract]
CONTINGENCIES AND OTHER MATTERS [Text Block]

28.  CONTINGENCIES AND OTHER MATTERS

Due to the size, complexity and nature of the Company's operations, various legal and tax matters arise in the ordinary course of business. The Company accrues for such items when a liability is probable and the amount can be reasonably estimated.

(a) Claims and Legal Proceedings Risks

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of business activities. Each of these matters is subject to various uncertainties and it is possible that some of these other matters may be resolved in a manner that is unfavourable to the Company which may result in a material adverse impact on the Company's financial performance, cash flow or results of operations. First Majestic carries liability insurance coverage and establishes provisions for matters that are probable and can be reasonably estimated, however there can be no guarantee that the amount of such coverage is sufficient to protect against all potential liabilities. In addition, the Company may in the future be subjected to regulatory investigations or other proceedings and may be involved in disputes with other parties in the future which may result in a significant impact on our financial condition, cash flow and results of operations.

(b) Primero Tax Rulings

When Primero, the previous owner of San Dimas acquired the San Dimas Mine in August 2010, it assumed the obligations under a Silver Purchase Agreement ("Old Stream Agreement") that required its subsidiary, PEM, to sell exclusively to Wheaton Precious Metals ("WPMI") up to 6 million ounces silver produced from the San Dimas Mine, and 50% of silver produced thereafter, at the lower of: (i) the spot market price and (ii) $4.014 per ounce plus an annual increase of 1% ("PEM Realized Price"). In May 2018, the Old Stream Agreement was terminated between WPMI and Silver Trading (Barbados) Limited ("STB") in connection with the Company entering into a new stream agreement with WPMI concurrent with the acquisition of Primero by the Company.

In order to reflect the commercial terms and the effects of the Old Stream Agreement, for Mexican income tax purposes, PEM recognized the revenue on these silver sales based on the PEM Realized Price instead of at spot market prices.

To obtain tax and legal assurance that the Mexican tax authority, Servicio de Administración Tributaria ("SAT") would accept the PEM Realized Price as the transfer price to calculate Mexican income taxes payable by PEM, a mutually binding Advance Pricing Agreement ("APA") was entered into with the SAT for taxation years 2010 to 2014. On October 4, 2012, the SAT confirmed that based on the terms of the APA, the PEM Realized Price could be used as PEM's basis for calculating taxes owed for the silver sold under the Old Stream Agreement.

In August 2015, the SAT commenced a legal process seeking to retroactively nullify the APA; however, the SAT did not identify an alternative basis in the legal claim for calculating taxes on the silver sold by PEM for which it received the PEM Realized Price.

In 2019, the SAT issued reassessments for the 2010 to 2012 tax years in the total amount of $310.8 million (6,299 million MXN) inclusive of interest, inflation, and penalties. In 2021, the SAT also issued a reassessment against PEM for the 2013 tax year in the total amount of $164.3 million (3,330 million MXN) inclusive of accrued interest, inflation and penalties, and in 2023, the SAT issued reassessments for the 2014, 2015, and 2016 tax years in the total amount of $418.8 million (8,488 MXN) inclusive of interest, inflation, and penalties (collectively, the "Reassessments"). For the 2017 and 2018 tax years, the SAT has initiated audits that have not yet been concluded, and therefore, tax assessments for these years have yet to be issued. The Company believes that the Reassessments fail to recognize the applicability of a valid transfer pricing methodology. The major items in the Reassessments include determination of revenue based on spot market prices of silver, denial of the deductibility of interest expense and service fees, SAT technical error related to double counting of taxes, and interest and penalties.

The Company continues to defend the APA in domestic legal proceedings in Mexico, and the Company has also requested resolution of the transfer pricing dispute pursuant to the Mutual Agreement Procedure ("MAP"), under the relevant avoidance of double taxation treaties, between the competent tax authorities of Mexico, Canada, Luxembourg and Barbados. The SAT has refused to take the necessary steps under the MAP processes contained in the three tax treaties. The Company believes that by its refusal, Mexico is in breach of its international obligations regarding double taxation treaties. Furthermore, the Company continues to believe that the APA remains valid and legally binding on the SAT.

The Company continues to pursue all available domestic and international remedies under the laws of Mexico and under the relevant tax treaties. Furthermore, as discussed further below, the Company has also made claims against Mexico under Chapter 11 of the North American Free Trade Agreement ("NAFTA") for violation of its international law obligations.

Domestic Remedies

In September 2020, the Company was served with a decision of the Federal Tax Court seeking to nullify the APA granted to PEM. The Company filed an appeal of the decision to the Mexican Circuit Courts on November 30, 2020. As two writs of certiorari were filed before the Mexican Supreme Court of Justice, on April 15, 2021, the Plenary of the Supreme Court i) admitted one of those writs, ii) requested the Mexican Circuit Court to send the appeal file to them, and iii) assigned such writ to the Second Chamber of the Supreme Court for issuing the corresponding decision. Both writs of certiorari were withdrawn in December 2022. The challenge filed by the Company was returned to the Mexican Circuit Court on February 14, 2023 and on December 5, 2023, the Mexican Circuit Court issued a decision, which was formally notified to the Company on January 4, 2024.

In such decision, the Mexican Circuit Court partially granted constitutional protection to the Company with respect to certain matters, but not others.

Accordingly, on January 18, 2024, PEM filed an extraordinary appeal to the Mexican Supreme Court of Justice with respect to PEM's constitutional arguments that were not accepted in the Mexican Circuit Court's decision, and following the admission of the appeal, the Second Chamber of the Supreme Court of Justice assumed jurisdiction over the appeal on June 20, 2024.  On September 18, 2024, the Supreme Court issued its decision, which was formally notified to the Company on October 15, 2024. The Supreme Court dismissed the Company's appeal regarding the constitutional arguments, but affirmed the validity of certain precedents of the Supreme Court which the Company believes are favourable to PEM and that were not considered by the Federal Tax Court in its original decision in September 2020. The case was sent back to the Federal Tax Court, and on December 4, 2024, the Federal Tax Court issued a new decision which ignored the Supreme Court precedents. Accordingly, on January 23, 2025, PEM filed a new constitutional lawsuit against the latest decision of the Federal Tax Court, and it expects that a decision on this new lawsuit will be issued by the Collegiate Court in the second half of 2025.

International Remedies

i. NAFTA APA Claim

In respect of the APA, the Company submitted an Arbitration Request dated March 1, 2021 to the International Centre for Settlement of Investment Disputes ("ICSID"), on its own behalf and on behalf of PEM, pursuant to Chapter 11 of NAFTA (the "NAFTA APA Claim"). The NAFTA Arbitration Panel (the "Tribunal") was fully constituted on August 20, 2021. Various procedural filings have since been made by the Company and Mexico.

Of note, on May 26, 2023, the Tribunal partially granted certain provisional measures requested by the Company, issuing an order for Mexico to permit the withdrawal of the Company's VAT refunds for the period as of January 4, 2023 that had been deposited by the SAT into a frozen bank account, and to deposit all future VAT refunds into an account which shall remain freely accessible by the Company (the "PM Decision"). The PM Decision was upheld by the Tribunal on September 1, 2023, in response to a request from Mexico to revoke the decision. As a result, Mexico is obligated to comply with the PM Decision which requires payment of VAT refunds owing to PEM as of January 4, 2023 and into the future until the final award is rendered by the Tribunal. On July 9, 2024, the Company received a transfer of $11.0 million (198.4 million MXN) from the frozen bank account to a new bank account of PEM that the Company had opened in July 2023. The transfer of such funds was carried out by Mexico in furtherance of its obligations under the PM Decision.

In addition, in response to the Company's counter-arguments to a jurisdictional objection filed by Mexico in late July 2023, the Tribunal dismissed Mexico's objection, agreeing with the Company that the recovery of VAT refunds under the NAFTA VAT

Claim (as defined in the section below) does not breach the waiver under NAFTA (i.e. the NAFTA APA Claim and the NAFTA VAT Claim are not in respect of the same measures).

On February 12, 2024, Mexico filed a request (the "Consolidation Request") with ICSID pursuant to the procedure in Article 1126 of NAFTA to consolidate the NAFTA APA Claim and the NAFTA VAT Claim into one arbitration proceeding. A separate three-person tribunal to consider the Consolidation Request (the "Consolidation Tribunal") was constituted on May 8, 2024, and the first procedural hearing of the Consolidation Tribunal took place on July 16, 2024.

In order to expedite the arbitration proceedings, the Company has advised the Consolidation Tribunal and Mexico that it is proposing to add claims covered by the NAFTA VAT Claim to the NAFTA APA Claim as ancillary claims. The Tribunal with jurisdiction over the NAFTA APA Claim has, as of July 15, 2024, granted the Company the right to introduce the ancillary claims to the NAFTA APA Claim, which will make it unnecessary for the NAFTA VAT Claim to proceed separately from the NAFTA APA Claim. On October 1, 2024, the Company submitted its request to the Secretary-General of ICSID to discontinue the NAFTA VAT Claim pursuant to Rule 56 of the 2022 ICSID Arbitration Rules. Mexico objected to the discontinuance on October 7, 2024, so pursuant to Rule 56, the proceedings with respect to the NAFTA VAT Claim will continue.  In addition, Mexico filed its Memorial in support of the Consolidation Request on October 7, 2024, and the Company filed its Counter-Memorial on December 6, 2024. On January 8, 2025, a pre-hearing conference call took place among the Company, Mexico and the Consolidation Tribunal, and an in-person hearing was held in Washington, D.C. from January 27 to 28, 2025, at which the Consolidation Tribunal heard the Company's arguments against the Consolidation Request, and Mexico's arguments in support of the Consolidation Request.

We expect that the Consolidation Tribunal will make its decision in respect of the Consolidation Request in Q2 2025. Until such a decision has been made, proceedings in both the NAFTA APA Claim and the NAFTA VAT Claim have been suspended.  However, any decisions rendered to date by the Tribunal in the NAFTA APA Claim, including but not limited to the PM Decision, remain in force during such suspension.

If the SAT's attempts to retroactively nullify the APA are successful, the SAT can be expected to enforce any Reassessments for 2010 through 2014 against PEM in respect of its sales of silver pursuant to the Old Stream Agreement. Such an outcome would likely have a material adverse effect on the Company's results of operations, financial condition and cash flows. Should the Company ultimately be required to pay tax on its silver revenues based on spot market prices without any mitigating adjustments, the incremental income tax for the years 2010-2019 would be $272.9 million (5,531 million MXN), before taking into consideration interest or penalties.

Based on the Company's consultations with third party advisors, the Company believes PEM filed its tax returns in compliance with applicable Mexican law and that the APA is valid, therefore, at this time, no liability has been recognized in the financial statements with respect to this matter.

To the extent it is ultimately determined that the pricing for silver sales under the Old Stream Agreement is significantly different from the PEM Realized Price, and while PEM would have rights of appeal in connection with any reassessments, it is likely to have a materially adverse effect on the Company's business, financial position and results of operations.

ii. NAFTA VAT Claim

On March 31, 2023, the Company filed a new Notice of Intent on its own behalf and on behalf of PEM under the "legacy investment" claim provisions contained in Annex 14-C of the Canada-United States-Mexico Agreement ("CUSMA") and Chapter 11 of NAFTA to invite the Government of Mexico to engage in discussions to resolve the dispute regarding the ongoing denial of access to PEM's VAT refunds ("NAFTA VAT Claim") within the stipulated 90-day consultation period. The Company submitted its Arbitration Request for the NAFTA VAT Claim to ICSID on June 29, 2023 in order to preserve its legacy claim within NAFTA's applicable limitation period, and the Arbitration Request was registered by ICSID on July 21, 2023. As a result of the Consolidation Request (described above), the NAFTA VAT Claim has been suspended. As noted above, on October 1, 2024, the Company submitted its request to the Secretary-General of ICSID to discontinue the NAFTA VAT Claim pursuant to Rule 56 of the 2022 ICSID Arbitration Rules. Mexico objected to the discontinuance on October 7, 2024, so pursuant to Rule 56, the proceedings with respect to the NAFTA VAT Claim will continue (however, such proceedings are currently suspended pending the outcome of the proceedings related to the Consolidation Request).

While the Company remains confident in its position with regards to its two NAFTA claims, it continues to engage with the Government of Mexico in consultation discussions so as to amicably resolve these disputes.

(c) La Encantada Tax Re-assessments

In December 2019, as part of the ongoing annual audits of the tax returns of Minera La Encantada S.A. de C.V. ("MLE") and Corporacion First Majestic S.A. de C.V. ("CFM"), the SAT issued tax assessments for fiscal 2012 and 2013 for corporate income tax in the amount of $36.0 million (730 million MXN) and $26.2 million (531 million MXN) including interest, inflation and penalties, respectively. In December 2022, the SAT issued tax assessments to MLE for fiscal years 2014 and 2015 for corporate income tax in the amount of $16.4 million (333 million MXN) and $206.8 million (4,190 million MXN). In 2023, the SAT issued a tax assessment to MLE for the fiscal year 2016 for corporate income tax in the amount of $2.9 million (59 million MXN). The SAT also issued an assessment for fiscal 2017 in the amount of $6.3 million (127.8 million MXN). The major items relate to forward silver purchase agreement and denial of the deductibility of mine development costs and service fees. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes MLE's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(d) San Martin Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of Minera El Pilon S.A. de C.V. ("MEP"), the SAT issued tax assessments for fiscal 2014, 2015 and 2016 for corporate income tax in the total amount of $24.6 million (498 million MXN) including interest, inflation and penalties. In 2024, the SAT issued a tax assessment for fiscal 2017 for corporate income tax in the amount of $2.9 million (59 million MXN) including interest, inflation, and penalties. The major items relate to forward silver purchase agreement and denial of the deductibility of mine development costs. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes MEP's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(e) La Parrilla Tax Re-assessments

In 2023 and 2024, as part of the ongoing annual audits of the tax returns of First Majestic Plata S.A. de C.V. ("FMP"), the SAT issued tax assessment for fiscal 2014, 2015, and 2016 for corporate income tax in the total amount of $59.1 million (1,199 million MXN) including interest, inflation and penalties. The major items relate to forward silver purchase agreement and denial of the deductibility of mine development costs. The Company continues to defend the validity of the forward silver purchase agreement and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes FMP's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(f) Del Toro Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of First Majestic Del Toro S.A. de C.V. ("FMDT"), the SAT issued tax assessment for fiscal 2015 and 2016 for corporate income tax in the total amount of $24.6 million (498 million MXN) including interest, inflation and penalties. The major items relate to and denial of the deductibility of mine development costs, refining costs, and other expenses. The Company continues to defend the validity of the expenses and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes FMDT's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(g) CFM Tax Re-assessments

In 2023, as part of the ongoing annual audits of the tax returns of CFM, the SAT issued tax assessment for fiscal 2016 for corporate income tax in the total amount of $71.5 million (1,449 million MXN) including interest, inflation and penalties. The major item relates to planning that took place post-acquisition of Santa Elena (via the acquisition of SilverCrest Mines Inc. on October 1, 2015) at the Canadian level. Mexico contends a right to tax a disposition of the shares of SilverCrest Mines Inc. by First Majestic Silver Corp. although the transaction in question involved the disposition of the shares of one Canadian company by another Canadian company and was reported for tax purposes in Canada. The Company continues to defend the validity of the transaction in question and will vigorously dispute the assessments that have been issued. The Company, based on advice from legal and financial advisors, believes CFM's tax filings were appropriate and its tax filing position is correct, therefore no liability has been recognized in the financial statements.

(h) First Silver Litigation

In April 2013, the Company received a positive judgment on the First Silver litigation from the Supreme Court of British Columbia (the "Court"), which awarded the sum of $93.8 million in favour of First Majestic against Hector Davila Santos (the "Defendant") in connection with a dispute between the Company and the Defendant and his private company involving a mine in Mexico (the "Bolaños Mine") as set out further below. The Company received a sum of $14.1 million in June 2013 as partial payment of the judgment, leaving an unpaid amount of $64.3 million (CAD$81.5 million). As part of the ruling, the Court granted orders restricting any transfer or encumbrance of the Bolaños Mine by the Defendant and limiting mining at the Bolaños Mine. The orders also require the Defendant to preserve net cash flow from the Bolaños Mine in a holding account and periodically provide to the Company certain information regarding the Bolaños Mine. After many years of domestic Mexican litigation, the enforceability of the British Columbia judgment was finally recognized by the Mexican Supreme Court in a written judgment on November 11, 2022. The Company is continuing its enforcement efforts in respect of the Defendant's assets in Mexico. There are no assurances that the Company will be successful in collecting on the remainder of the Court's judgment in respect of the Defendant's assets. Therefore, as at September 30, 2024, the Company has not accrued any of the remaining $64.3 million (CAD$81.5 million) unrecovered judgment in favour of the Company.